United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT AND CHIEF EXECUTIVE OFFICER

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (817) 391-6100

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON MONEY MARKET SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER - 8.88%
Kells Funding LLC, 0.36%, Due 10/31/2012 A B	$35,000	$34,990
Old Line Funding LLC, 0.25%, Due 12/12/2012 A B	35,000	34,982

Total Asset-Backed Commercial Paper (Cost $69,972)		69,972

CERTIFICATE OF DEPOSITS - 2.54% (Cost $20,000)
Canadian Imperial Bank of Commerce, 0.66%, Due 10/1/2012 C	20,000	20,000

FINANCIAL COMPANY COMMERCIAL PAPER - 46.60%
Beverages - 4.44%
Coca-Cola Co., 0.25%, Due 12/18/2012 B	35,000	34,981

Financial - 42.17%
Bank of Tokyo Mitsubishi, 0.36%, Due 10/23/2012	32,000	31,993
DBS Bank, 0.26%, Due 11/7/2012 B	32,000	31,991
DNB Bank ASA,
0.26%, Due 11/27/2012 B	20,000	19,992
0.25%, Due 1/25/2013 B	15,000	14,988
National Australia Funding (Delaware) Inc., 0.25%, Due 12/10/2012 B	31,875	31,860
Nordea North America, Inc., 0.22%, Due 12/27/2012	10,000	9,995
NRW Bank, 0.25%, Due 11/26/2012 B	35,000	34,986
Oversea-Chinese Banking Corp Ltd., 0.22%, Due 12/13/2012	17,450	17,442
Rabobank USA Financial Corp., 0.31%, Due 10/9/2012	32,000	31,998
Sumitomo Mitsui Banking Corp.,
0.34%, Due 10/17/2012 B	30,175	30,170
0.32%, Due 12/3/2012 B	5,000	4,997
Svenska Handelsbanken, Inc., 0.23%, Due 11/28/2012 B	37,000	36,987
Toyota Motor Credit Corp., 0.25%, Due 12/6/2012	35,000	34,984

Total Financial
Total Financial Company Commercial Paper (Cost $367,364)		367,364

	Shares
INVESTMENT COMPANIES - 0.06% (Cost $485)
State Street Institutional Liquidity Reserves Fund, Institutional Class	485,034	485

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 4.52% (cost $35,629)
Goldman Sachs & Co., 0.22%, Due 10/1/2012, Repurchase Amount $35,630 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $36,342, 4.00% - 5.50%, 4/1/40 - 9/1/42)	$35,629	35,629

OTHER REPURCHASE AGREEMENTS - 37.42%
Barclays Capital, Inc., 0.36%, Due 10/1/2012, Repurchase Amount $38,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $41,800, 6.88% - 11.25%, 11/1/14 - 4/1/23)	38,000	38,000
BNP Paribas Securities Corp., 0.36%, Due 10/1/2012, Repurchase Amount $38,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $41,800, 2.75% - 11.63%, 3/15/13 - 12/16/99)	38,000	38,000
Credit Suisse Securities (USA) LLC, 0.23%, Due 10/1/2012, Repurchase Amount $38,000 (Held at JPMorgan Chase, Collateralized by Equity Securities and Corporate Obligations valued at $39,904, 2.00% - 7.35%, 2/27/14 - 1/1/49)A	38,000	38,000
Deutsche Bank Securities, Inc., 0.26%, Due 10/1/2012, Repurchase Amount $38,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $41,800)	38,000	38,000

	Par Amount	Fair Value
	(000’s)	(000’s)
JPMorgan Securities, LLC, 0.31%, Due 10/29/2012, Repurchase Amount $21,000 (Held at JPMorgan Chase, Collateralized by Mortgage Loan Obligations valued at $22,052, 0.38% - 0.39%, 2/25/37 - 12/25/37)	$21,000	$21,000
JPMorgan Securities, LLC, 0.33%, Due 10/01/12, Repurchase Amount $16,000 (Held at JPMorgan Chase, Collateralized by Mortgage Loan Obligations valued at $16,802, 0.37% - 0.39%, 8/25/36 - 3/25/37)	16,000	16,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.23%, Due 10/1/2012, Repurchase Amount $38,000 (Held at Bank of New York Mellon, Collateralized by an Equity Security valued at $41,800)	38,000	38,000
RBC Capital Markets LLC, 0.27%, Due 10/2/2012, Repurchase Amount $38,000 (Held at Bank of New York Mellon, Collateralized by Municipal Securities valued at $39,900, 1.00% - 8.40%, 11/15/12 - 6/1/47)	38,000	38,000
Wells Fargo Securities LLC, 0.28%, Due 10/1/2012, Repurchase Amount $30,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $31,500, 4.00% - 7.69%, 2/25/15 - 5/1/46)A	30,000	30,000

Total Other Repurchase Agreements (Cost $295,000)		295,000

TOTAL INVESTMENTS - 100.02% (Cost $788,450)		$788,450
LIABILITIES, NET OF OTHER ASSETS - (0.02%)		(164)

TOTAL NET ASSETS - 100.00%		$788,286

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A Limited Liability Company.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $310,924 or 39.44% of net assets. The Fund has no right to demand registration of these securities.

C Floating or adjustable rate securities. The due date on these types of securities reflects the final maturity date.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 35.73%
Federal Home Loan Bank,
0.17%, Due 10/16/2012	$5,000	$5,000
0.19%, Due 11/1/2012	5,000	4,999
0.20%, Due 11/19/2012	10,000	10,000
0.18%, Due 11/23/2012	5,000	5,000
0.12%, Due 12/3/2012	8,500	8,499
0.29%, Due 2/5/2013 A	5,000	5,001
0.34%, Due 2/25/2013 A	7,300	7,303
0.20%, Due 5/24/2013	5,000	5,000
0.18%, Due 7/12/2013	5,000	5,000
Federal Home Loan Mortgage Corp., 0.33%, Due 1/10/2013 A	15,000	15,003
Federal National Mortgage Association,
0.237%, Due 11/23/2012 A	8,922	8,923
0.345%, Due 5/17/2013	7,300	7,304
Straight A Funding LLC,
0.18%, Due 10/17/2012 B C	5,000	5,000
0.18%, Due 10/25/2012 B C	3,000	3,000

Total U.S. Government and Government Agency Obligations (Cost $95,032)		95,032

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 49.99%
BNP Paribas Securities Corp., 0.25%, Due 10/1/2012, Repurchase Amount $85,002 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation valued at $86,700, 0.25%, 3/31/14)	85,000	85,000
Goldman Sachs & Co., 0.22%, Due 10/01/12, Repurchase Amount $32,954 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $33,613, 2.26%, 6/1/42)	32,954	32,954
Goldman Sachs & Co., 0.20%, Due 10/3/2012, Repurchase Amount $15,001 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $15,300, 3.50% - 4.00%, 1/1/26 - 3/1/26)	15,000	15,000

Total Government Agency Repurchase Agreements (Cost $132,954)		132,954

OTHER REPURCHASE AGREEMENTS - 14.29%
Barclays Capital, Inc., 0.36%, Due 10/1/2012, Repurchase Amount $10,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 5.75% - 8.50%, 7/15/16 - 7/15/20)	10,000	10,000
BNP Paribas Securities Corp., 0.36%, Due 10/1/2012, Repurchase Amount $8,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $8,800, 5.50% - 7.13%, 4/15/19 - 5/1/22)	8,000	8,000
Deutsche Bank Securities, Inc., 0.26%, Due 10/1/2012, Repurchase Amount $10,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $11,000)	10,000	10,000
JP Morgan Securities LLC, 0.31%, Due 10/29/2012, Repurchase Amount $10,000 (Held at JPMorgan Chase, Collateralized by a Mortgage Loan Obligation valued at $10,500, 0.47%, 6/25/47)	10,000	10,000

Total Other Repurchase Agreements (Cost $38,000)		38,000

TOTAL INVESTMENTS - 100.01% (Cost $265,986)		$265,986
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(30)

TOTAL NET ASSETS - 100.00%		$265,956

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Limited Liability Company.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,000 or 3.01% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON SELECT FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -

Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

The Funds’ investments are summarized by level based on the inputs used to determine their value. As of September 30, 2012, the Funds’ investments were classified as follows: (in thousands)

Money Market Select Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$-	$69,972	$-	$69,972
Certificate of Deposit	-	20,000	-	20,000
Financial Company Commercial Paper	-	367,364	-	367,364
U.S. Government and Government Agency Obligations	-	35,629	-	35,629
Investment Companies	485	-	-	485
Repurchase Agreements	-	295,000	-	295,000

Total Investments in Securities	$485	$787,965	$-	$788,450

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Government Agency Obligations	$-	$95,032	$-	$95,032
Government Agency Repurchase Agreements	-	132,954	-	132,954
Other Repurchase Agreements	-	38,000	-	38,000

Total Investments in Securities	$-	$265,986	$-	$265,986

As of September 30, 2012, there were no significant transfers between levels.

ITEM 2. CONTROLS AND PROCEDURES.

(a)         Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)         There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)         A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:
/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012